Schedule of Investments

ARK Autonomous Technology & Robotics ETF

April 30, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.9%

Aerospace & Defense - 18.6%
AeroVironment, Inc.*	782,398	$62,842,207
Archer Aviation, Inc., Class A*†	8,604,062	39,664,726
Elbit Systems Ltd. (Israel)	151,392	32,453,903
Kratos Defense & Security Solutions, Inc.*†	6,667,624	101,147,856
Lockheed Martin Corp.	31,591	13,651,103
Total Aerospace & Defense		249,759,795

Airlines - 4.1%
Blade Air Mobility, Inc.*†	6,312,109	54,347,259

Auto Components - 1.8%
Magna International, Inc. (Canada)	398,474	24,016,028

Automobiles - 15.9%
BYD Co. Ltd. (China)(a)	471,831	27,333,170
Nio, Inc. (China)*(a)	411,335	6,869,295
Niu Technologies (China)*(a)	2,511,826	23,987,938
Tesla, Inc.*	148,949	129,698,831
XPeng, Inc., Class A (China)*(a)	1,001,859	24,655,750
Total Automobiles		212,544,984

Biotechnology - 0.0%(b)
Organovo Holdings, Inc.*	99,616	285,898

Diversified Consumer Services - 0.5%
2U, Inc.*	703,853	7,024,453

Diversified Telecommunication - 4.6%
Iridium Communications, Inc.*	1,742,054	62,208,748

Electronic Equipment, Instruments & Components - 9.0%
Teledyne Technologies, Inc.*	39,209	16,920,644
Trimble, Inc.*	1,554,715	103,699,491
Total Electronic Equipment, Instruments & Components		120,620,135

Health Care Equipment & Services - 0.9%
Intuitive Surgical, Inc.*	47,484	11,362,921

Household Durables - 1.1%
Vuzix Corp.*	2,735,214	14,141,056

Interactive Media & Services - 3.7%
Alphabet, Inc., Class C*	12,032	27,665,539
Baidu, Inc. (China)*(a)	173,462	21,538,776
Total Interactive Media & Services		49,204,315

Machinery - 17.3%
Caterpillar, Inc.	109,161	22,982,757
Deere & Co.	172,079	64,968,427
Komatsu Ltd. (Japan)(a)	2,871,371	64,763,773
Markforged Holding Corp.*†	10,465,336	35,686,796
Proto Labs, Inc.*	463,069	19,731,370
Velo3D Inc.*	6,782,359	23,738,256
Total Machinery		231,871,379

Road & Rail - 2.3%
TuSimple Holdings, Inc., Class A*	3,005,173	31,163,644

Semiconductors & Semiconductor Equipment - 2.9%
Teradyne, Inc.	366,270	38,626,834

Software - 11.5%
ANSYS, Inc.*	54,211	14,945,430
Materialise NV (Belgium)*(a)	1,124,861	17,547,832
Matterport, Inc.*	523,720	3,006,153
Synopsys, Inc.*	55,263	15,848,876
UiPath, Inc., Class A*	3,924,762	69,978,506
Unity Software, Inc.*	484,921	32,203,604
Total Software		153,530,401

Technology Hardware, Storage & Peripherals - 5.7%
3D Systems Corp.*	3,104,866	35,209,181
Nano Dimension Ltd. (Israel)*(a)	7,404,268	21,028,121
Stratasys Ltd.*	1,030,619	19,983,702
Total Technology Hardware, Storage & Peripherals		76,221,004
Total Common Stocks (Cost $2,093,584,446)		1,336,928,854
MONEY MARKET FUND–0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.24% (c) (Cost $1,253,794)	1,253,794	1,253,794
Total Investments–100.0% (Cost $2,094,838,240)		1,338,182,648
Liabilities in Excess of Other Assets–(0.0)%(b)		(134,410)
Net Assets–100.0%		$1,338,048,238

Schedule of Investments (continued)

ARK Autonomous Technology & Robotics ETF

April 30, 2022 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:

Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 4/30/2022	Value ($) at 4/30/2022
Common Stocks — 19.0%
Aerospace & Defense — 10.5%
Archer Aviation, Inc.
28,560,815	58,941,937	(16,020,376)	(1,562,622)	(30,255,028)	–	–	8,604,062	39,664,726
Kratos Defense & Security Solutions, Inc.
192,932,864	56,505,655	(59,186,852)	(7,442,060)	(81,661,751)	–	–	6,667,624	101,147,856
Airlines — 4.1%
Blade Air Mobility, Inc.
29,954,012	39,531,320	(17,571,821)	989,752	1,443,996	–	–	6,312,109	54,347,259
Machinery — 4.4%
Markforged Holding Corp.
28,017,642	83,135,492	(19,771,072)	(645,835)	(55,049,431)	–	–	10,465,336	35,686,796
Velo3D Inc.
26,430,752	50,647,158	(14,362,350)	646,795	(39,624,099)	–	–	–	–
$305,896,085	$288,761,562	$(126,912,471)	$(8,013,970)	$(205,146,313)	$–	$–	32,049,131	$230,846,637

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of April 30, 2022.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2022, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,336,928,854	$–	$–	$1,336,928,854
Money Market Fund	1,253,794	–	–	1,253,794
Total	$1,338,182,648	$–	$–	$1,338,182,648

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.